ORGANIZATION AND BASIS OF PRESENTATION 1 (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	¥ 1,084,866		¥ 1,402,270		$ 155,832
Variable Interest Entity, Consolidated, Assets, Noncurrent	1,717,089		878,504		246,644
Total assets	2,801,955		2,280,774		402,476
Variable Interest Entity, Consolidated, Liabilities, Current	1,233,518		1,278,872		177,184
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	944,136		561,068		135,616
Total liabilities	2,177,654		1,839,940		312,800
Revenues	1,529,447	$ 219,691	1,271,888	¥ 969,275
Net income	148,100	21,273	142,958	(47,974)
Net cash generated from/(used in) operating activities	(39,854)	(5,725)	380,034	350,100
Net cash used in investing activities	(114,716)	(16,478)	(100,875)	(53,067)
Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	812,313		1,040,647		116,681
Variable Interest Entity, Consolidated, Assets, Noncurrent	1,126,695		325,544		161,840
Total assets	1,939,008		1,366,191		278,521
Variable Interest Entity, Consolidated, Liabilities, Current	1,132,853		1,168,458		162,724
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	512,827		39,275		73,663
Total liabilities	1,645,680		1,207,733		236,387
Revenues	1,443,373	207,328	1,175,618	912,166
Net income	74,633	10,720	85,753	24,771
Net cash generated from/(used in) operating activities	(102,228)	(14,684)	368,546	263,813
Net cash used in investing activities	(102,734)	$ (14,757)	(72,695)	¥ (46,630)
Cash and cash equivalents | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	742,402		947,626		106,639
Restricted cash | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	13,705		13,442		1,969
Inventories | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	3,455		1,978		496
Accounts receivable, net | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	852		38		122
Prepayments and other current assets | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	36,983		59,141		5,312
Amounts due from the Group's subsidiaries | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	14,916		18,422		2,143
Property and equipment, net | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	127,589		118,482		18,327
Intangible assets, net | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	19,031		2,579		2,734
Long-term investment
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	33,000				4,740
Goodwill | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	316,334		146,666		45,439
Deferred tax assets | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	7,567		6,157		1,087
Operating lease right-of-use assets
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	575,229				82,626
Other non current assets | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	47,945		51,660		6,887
Accounts payable | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	6,639		7,558		953
Accrued expenses and other liabilities | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	155,709		126,455		22,366
Current portion of operating lease liabilities | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	153,248				22,013
Deferred revenue and customer advances | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	690,273		970,022		99,152
Income taxes payable | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	7,391		20,215		1,062
Amounts due to the Group's subsidiaries | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	119,593		44,208		17,178
Deferred revenue and customer advances | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	35,527		36,037		5,103
Operating lease liabilities | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	433,874				62,322
Other non current liabilities | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	37,995		¥ 3,238		5,458
Deferred tax liabilities | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	¥ 5,431				$ 780